Other financial assets	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Other financial assets
9. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2025	2026
Financial assets measured at amortized cost
Time deposits	2,264,841	988,027
Other	837,954	752,598
Financial assets measured at fair value through profit or loss
Public and corporate bonds	231,713	267,623
Stocks	46,215	884,667
Investment trusts	618,228	648,189
Derivatives	483,378	479,447
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	9,078,437	7,533,460
Stocks	3,246,885	3,554,379
Other	10,947	9,855

Total	16,818,600	15,118,244

Current assets	6,935,759	3,982,445
Non-current assets	9,882,841	11,135,799

Total	16,818,600	15,118,244

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions and other appropriate issuers, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not

anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions and other appropriate issuers. Additionally, Toyota does not have significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥
623,223
 million and ¥
2,594,946
 million as of March 31, 2025 and 2026, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31,
Issue	2025	2026
KDDI CORPORATION	959,347	989,627
NTT, Inc.	292,242	317,487
MS&AD Insurance Group Holdings, Inc.	340,482	283,836
Mitsubishi UFJ Financial Group, Inc.	206,749	267,304
SUZUKI MOTOR CORPORATION	173,760	180,048
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2025	2026
Total fair value	681,271	277,319
Accumulated other comprehensive income, net	512,976	217,516